Consolidated statement of income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Interest income (Note 28)
Loans	[1]	$ 32,074	$ 33,925
Securities	[1]	9,045	9,560
Securities borrowed or purchased under resale agreements	[1]	5,260	5,811
Deposits with banks and other	[1]	2,382	2,889
Interest income	[1]	48,761	52,185
Interest expense (Note 28)
Deposits		25,110	30,476
Securities sold short		565	625
Securities lent or sold under repurchase agreements		6,521	6,334
Subordinated indebtedness		407	510
Other		389	545
Interest expense		32,992	38,490
Net interest income		15,769	13,695
Non-interest income
Underwriting and advisory fees		915	707
Deposit and payment fees		996	958
Credit fees		1,015	1,218
Card fees		402	414
Investment management and custodial fees		2,241	1,980
Mutual fund fees		2,019	1,796
Income from insurance activities, net		317	356
Commissions on securities transactions		554	431
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		4,022	3,226
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		(14)	43
Foreign exchange other than trading (FXOTT)		369	386
Income from equity-accounted associates and joint ventures (Note 24)		117	79
Other		411	317
Non-interest income		13,364	11,911
Total revenue		29,133	25,606
Provision for credit losses (Note 5)		2,342	2,001
Non-interest expenses
Employee compensation and benefits		9,266	8,261
Occupancy costs		847	830
Computer, software and office equipment		2,946	2,719
Communications		395	362
Advertising and business development		398	344
Professional fees		284	257
Business and capital taxes		124	128
Other (Notes 3 and 8)		1,592	1,538
Non-interest expenses		15,852	14,439
Income before income taxes		10,939	9,166
Income taxes (Note 18)		2,485	2,012
Net income		8,454	7,154
Net income attributable to non-controlling interests		25	39
Preferred shareholders and other equity instrument holders		364	263
Common shareholders		8,065	6,852
Net income attributable to equity shareholders		$ 8,429	$ 7,115
Earnings per share (EPS) (in dollars) (Note 19)
Basic		$ 8.62	$ 7.29
Diluted		8.57	7.28
Dividends per common share (in dollars) (Note 15)		$ 3.88	$ 3.6

[1]	Interest income included $44.3 billion for the year ended October 31, 2025 (2024: $48.5 billion) calculated based on the effective interest rate method.